Fair Value Measurements and Financial Instruments - Financial Instruments Not Carried At Fair Value (Details) - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 6)	CAD 21,257	CAD 21,219
Carrying Value | Waneta Partnership
Debt Instrument [Line Items]
Waneta Partnership promissory note	61	59
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 6)	23,137	22,523
Estimated Fair Value | Level 1
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 6)	4,074	1,673
Estimated Fair Value | Waneta Partnership
Debt Instrument [Line Items]
Waneta Partnership promissory note	CAD 62	CAD 61